Subsequent Events - Additional Information (Detail) - Common Stock [Member]		9 Months Ended
	Sep. 02, 2020	Sep. 30, 2020
Subsequent Event [Line Items]
Reverse stock split	one-for-ten	one-for-ten
Conversion ratio	10